Borrowings and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

(dollars in millions)	2014	2013
Short-term borrowings:
Commercial paper	$—	$200
Other borrowings	126	188
Total short-term borrowings	$126	$388

Long-term Debt [Text Block]

(dollars in millions)
2015	$1,796
2016	110
2017	2,518
2018	118
2019	1,570
Thereafter	13,388
Total	$19,500

(dollars in millions)	2014	2013
LIBOR § plus 0.500% floating rate notes due 2015	$500	$500
4.875% notes due 2015*	1,200	1,200
6.290% notes due 2016‡	—	188
5.375% notes due 2017*	1,000	1,000
1.800% notes due 2017*	1,500	1,500
6.800% notes due 2018‡	99	99
6.125% notes due 2019*	1,250	1,250
8.875% notes due 2019	271	271
4.500% notes due 2020*	1,250	1,250
4.875% notes due 2020‡	171	171
8.750% notes due 2021	250	250
3.100% notes due 2022*	2,300	2,300
1.550% junior subordinated notes due 2022†	1,100	1,100
7.100% notes due 2027‡	141	141
6.700% notes due 2028	400	400
7.500% notes due 2029*	550	550
5.400% notes due 2035*	600	600
6.050% notes due 2036*	600	600
6.800% notes due 2036‡	134	134
7.000% notes due 2038‡	159	159
6.125% notes due 2038*	1,000	1,000
5.700% notes due 2040*	1,000	1,000
4.500% notes due 2042*	3,500	3,500
Project financing obligations	147	86
Other (including capitalized leases)‡	378	394
Total principal long-term debt	19,500	19,643
Other (fair market value adjustments and discounts)‡	168	210
Total long-term debt	19,668	19,853
Less: current portion	1,796	112
Long-term debt, net of current portion	$17,872	$19,741

*
We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

†
The junior subordinated notes are redeemable at our option, in whole or in part, on a date not earlier than August 1, 2017. The redemption price will be the principal amount, plus accrued and unpaid interest, if any, up to but excluding the redemption date. We may extend or eliminate the optional redemption date as part of a remarketing of the junior subordinated notes which could occur between April 29, 2015 and July 15, 2015 or between July 23, 2015 and July 29, 2015.

‡	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.

§	The three-month LIBOR rate as of December 31, 2014 was approximately 0.2%.